Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Balances and Transactions
Service provided by related parties	¥ 60,212	¥ 135,476	¥ 83,874
Service provided to related parties	1,121	560	962
Amount due from related parties	257	65		$ 35
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)	10,616	9,509		$ 1,454
Tencent Group
Related Party Balances and Transactions
Amount due from related parties	257	65
Tencent Group | Marketing services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	5,282	79,469	20,688
Tencent Group | Payment processing services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	21,954	23,759	27,812
Tencent Group | Cloud technology services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	30,748	31,357	35,260
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)	10,363	9,509
Tencent Group | Others
Related Party Balances and Transactions
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)	253
Tencent Group | Advertising services to Tencent Group
Related Party Balances and Transactions
Service provided to related parties	1,121	560	962
Others | Others
Related Party Balances and Transactions
Service provided by related parties	¥ 2,228	¥ 891	¥ 114